UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        LS POWER PARTNERS II, LP
Address:     1700 BROADWAY
             35TH FLOOR
             NEW YORK, NEW YORK 10019



Form 13F File Number: 028-12927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JAMES BARTLETT
Title:       PRESIDENT
Phone:       212-615-3456

Signature, Place, and Date of Signing:

 /s/ JAMES BARTLETT                   NEW YORK, NY             February 14, 2012
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 2

Form 13F Information Table Value Total:            $719,165
                                                  (thousands)

List of Other Included Managers:                   NONE

COLUMN 1         COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5                  COLUMN 6     COLUMN 7   COLUMN 8
--------         --------        --------    --------  --------                  --------     --------   --------
                 TITLE                                 SHRS
                 OF                           VALUE    OR PRN       SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER   CLASS           CUSIP       (X1000)   AMOUNT       PRN   CALL   DISCRETION   MANAGERS   SOLE         SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

CALPINE CORP     COM NEW        131347304    326,900    20,018,356 SH             SOLE                 20,018,356     0        0

PPL CORP         COM            69351T106    392,265    13,333,289 SH             SOLE                 13,333,289     0        0

T

                                         -----------                                                 ------------
                                             719,165                                                   33,351,645
                                         ===========                                                 ============